Lennar Homebuilding Senior Notes And Other Debts Payable (Tables)	12 Months Ended
Nov. 30, 2014
Debt Instrument [Line Items]
Schedule Of Senior Notes And Other Debts Payable

	November 30,
(Dollars in thousands)	2014	2013
5.60% senior notes due 2015	$500,272	500,527
6.50% senior notes due 2016	249,923	249,886
12.25% senior notes due 2017	396,278	395,312
4.75% senior notes due 2017	399,250	399,250
6.95% senior notes due 2018	248,485	248,167
4.125% senior notes due 2018	274,995	274,995
4.500% senior notes due 2019	500,477	—
4.50% senior notes due 2019	350,000	—
2.75% convertible senior notes due 2020	431,042	416,041
3.25% convertible senior notes due 2021	400,000	400,000
4.750% senior notes due 2022	571,439	571,012
5.50% senior notes due 2014	—	249,640
Mortgages notes on land and other debt	368,052	489,602
	$4,690,213	4,194,432

Schedule Of Maturities Of Senior Notes And Other Debts Payable
The terms of each of the Company's senior and convertible senior notes outstanding at November 30, 2014 were as follows:

Senior and Convertible Senior Notes Outstanding (1)	Principal Amount	Net Proceeds (2)	Price	Dates Issued
(Dollars in thousands)
5.60% senior notes due 2015	$500,000	$501,400	(3)	April 2005, July 2005
6.50% senior notes due 2016	250,000	248,900	99.873%	April 2006
12.25% senior notes due 2017	400,000	386,700	98.098%	April 2009
4.75% senior notes due 2017	400,000	395,900	100%	July 2012, August 2012
6.95% senior notes due 2018	250,000	243,900	98.929%	May 2010
4.125% senior notes due 2018 (4)	275,000	271,718	99.998%	February 2013
4.500% senior notes due 2019	500,000	495,725	(5)	February 2014
4.50% senior notes due 2019	350,000	347,016	100%	November 2014
2.75% convertible senior notes due 2020	446,000	436,400	100%	November 2010
3.25% convertible senior notes due 2021	400,000	391,600	100%	November 2011, December 2011
4.750% senior notes due 2022 (4)	575,000	567,585	(6)	October 2012, February 2013, April 2013

(1)
Interest is payable semi-annually for each of the series of senior and convertible senior notes. The senior and convertible senior notes are unsecured and unsubordinated, but are guaranteed by substantially all of the Company's 100% owned homebuilding subsidiaries.

(2)	The Company generally uses the net proceeds for working capital and general corporate purposes, which can include the repayment or repurchase of other outstanding senior notes.

(3)	The Company issued $300 million aggregate principal amount at a price of 99.771% and $200 million aggregate principal amount at a price of 101.407%.

(4)
During 2013, the Company incurred additional interest with respect to the 4.125% senior notes due 2018 and to the 4.750% senior notes due 2022 because the registration statements relating to the notes did not become effective by, and the exchange offers were not consummated by, the dates specified in the Registration Rights Agreement related to such notes.

(5)	The Company issued $400 million aggregate principal amount at a price of 100% and $100 million aggregate principal amount at a price of 100.5%.

(6)
The Company issued $350 million aggregate principal amount at a price of 100%, $175 million aggregate principal amount at a price of 98.073% and $50 million aggregate principal amount at a price of 98.250%.

Lennar Homebuilding [Member]
Debt Instrument [Line Items]
Schedule Of Maturities Of Senior Notes And Other Debts Payable
The minimum aggregate principal maturities of senior notes and other debts payable during the five years subsequent to November 30, 2014 and thereafter are as follows:

(In thousands)	Debt Maturities (1)
2015	$659,378
2016	417,880
2017	412,026
2018	650,998
2019	1,125,472
Thereafter	1,424,459

(1)
Some of the debt maturities included in these amounts relate to convertible senior notes that are putable to the Company at earlier dates than in this table, as described in the detail description of each of the convertible senior notes.